SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 12. SEGMENT INFORMATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net loss that also is reported on the statements of operations as net loss. The measure of segment assets is reported on the balance sheet as cash. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net loss and cash, which include the following:

	September 30, 2025	December 31, 2024
Cash	$1,948,271	$3,633

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Gross profit	$884	$-	$884	$-
Operating expenses	(1,146,381)	(215,256)	(17,502,751)	(543,149)
Other expenses, net	(704,996)	-	(2,271,247)	-
Income tax expense	-	(1,013)	-	(1,013)
Net loss	$(1,850,493)	$(216,269)	$(19,773,114)	$(544,162)

Revenue, general and administrative expenses and other expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available for working capital needs and to fund research and development efforts. The CODM also reviews general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. General and administrative costs, as reported on the condensed consolidated statements of operations, are the significant segment expenses provided to the CODM on a regular basis.

All other segment items included in net loss are reported on the condensed consolidated statements of operations and described within their respective disclosures.